Goodwill and Intangible Assets (Schedules for Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Asset
Amortization expense for acquired intangible assets	$ 238	$ 262	$ 229
Expected amortization expense for acquired intangible assets recorded as of balance sheet date
2018	252
2019	242
2020	231
2021	221
2022	208
After 2022	$ 1,134